Retirement Plans - Defined Benefit Plans - Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Retirement Plans Defined Benefit Plans Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 7,082	$ 6,693	$ 6,107
Interest cost	2,876	2,521	2,088
Expected return on plan assets	(2,791)	(2,234)	(1,849)
Curtailment	1,517	1,921	0
Amortization of prior service cost	740	1,176	1,784
Amortization of actuarial loss	1,648	393	90
Net periodic pension cost	$ 11,072	$ 10,471	$ 8,220